Loss Per Share - Schedule of Loss Per Share (Details) (6-K) - $ / shares	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loss per share for profit attributable to the ordinary equity holders of the company:
From continuing operations	$ (0.08)	$ (0.12)